Leases (Table)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses
Costs associated with the Company’s operating lease expense were as follows:

	2025	2024

Operating lease expense	$428	$410
Short-term lease expense	15	21
Variable lease expense	33	30
Total lease expense	$476	$461

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases is as follows:

	2025	2024

Operating cash flows – cash paid	$481	$438
New right-of-use assets	$207	$748
Weighted-average remaining lease term	8 years	9 years
Weighted-average discount rate	6.3%	6.3%

Schedule of Operating Lease Liabilities
[b]	Operating lease liabilities consist of:

Current operating liabilities	$328	$293
Non-current operating lease liabilities	1,649	1,662
Total lease liabilities	$1,977	$1,955

Schedule of Future Minimum Lease Commitments
[c]	Future annual payments for operating leases are as follows [i]:

2025 [i]

2026	$400
2027	356
2028	314
2029	275
2030	239
Thereafter	892
2,476
Less: amount representing interest	499
Total lease liabilities	$1,977

[i]	Excludes $21 million of future payments for leases, primarily for manufacturing facilities, commencing during 2026.